Monetta Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Capital Equipment - 2.6%
Aerospace & Defense - 1.1%
RTX Corp.	9,000	$877,770
		$–
Machinery-Miscellaneous - 1.5%
Ingersoll Rand, Inc.	12,000	1,139,400
Total Capital Equipment		2,017,170

Consumer Cyclical - 7.1%
Leisure Service - 5.5%
DraftKings, Inc. - Class A(a)	20,000	908,200
Netflix, Inc.(a)	3,000	1,821,990
Uber Technologies, Inc.(a)	20,000	1,539,800
		4,269,990
Media-Radio/TV - 1.6%
Walt Disney Co.	10,000	1,223,600
Total Consumer Cyclical		5,493,590

Energy - 3.5%
Energy - 0.9%
Enphase Energy, Inc.(a)	6,000	725,880
		$–
Oil & Gas-Exploration & Production - 1.3%
Occidental Petroleum Corp.	15,000	974,850
		$–
Oil & Gas-Integrated - 1.3%
Exxon Mobil Corp.	8,500	988,040
Total Energy		2,688,770

Financial - 12.1%
Bank-Money Center - 5.2%
Goldman Sachs Group, Inc.	2,500	1,044,225
JPMorgan Chase & Co.	15,000	3,004,500
		4,048,725
Brokerage & Investment Management - 1.7%
Charles Schwab Corp.	18,000	1,302,120
		$–
Finance-Miscellaneous - 3.9%
Corpay, Inc.(a)	2,700	833,058
MasterCard, Inc. - Class A	4,500	2,167,065
		3,000,123
Insurance-Diversified - 1.3%
American International Group, Inc.	13,000	1,016,210
Total Financial		9,367,178

Healthcare - 5.1%
Healthcare-Biomedical/Genetic - 1.1%
Vertex Pharmaceuticals, Inc.(a)	2,000	836,020
		$–
Healthcare-Drug/Diversified - 3.0%
AbbVie, Inc.	5,700	1,037,970
Eli Lilly & Co.	1,600	1,244,736
		2,282,706
Healthcare-Patient Care - 1.0%
UnitedHealth Group, Inc.	1,600	791,520
Total Healthcare		3,910,246

Retail - 13.7%
Retail-Major Chain - 4.0%
Costco Wholesale Corp.	3,000	2,197,890
Wal-Mart Stores, Inc.	15,000	902,550
		3,100,440
Retail-Specialty - 9.7%
Amazon.com, Inc.(a)	31,500	5,681,970
PayPal Holdings, Inc.(a)	13,000	870,870
TJX Companies, Inc.	9,000	912,780
		7,465,620
Total Retail		10,566,060

Technology - 45.9% (b)
Computer Data Storage - 4.9%
Apple, Inc.	22,000	3,772,560
		$–
Computer-Service - 1.2%
Accenture PLC - Class A	2,700	935,847
		$–
Computer-Software - 18.1%
Adobe Systems, Inc.(a)	1,500	756,900
Coinbase Global, Inc. - Class A(a)	4,000	1,060,480
Crowdstrike Holdings, Inc. - Class A(a)	5,500	1,763,245
Fortinet, Inc.(a)	12,000	819,720
Microsoft Corp.	12,000	5,048,640
Palantir Technologies, Inc. - Class A(a)	52,000	1,196,520
Salesforce, Inc.	4,500	1,355,310
ServiceNow, Inc.(a)	1,700	1,296,080
UiPath, Inc. - Class A(a)	32,000	725,440
		14,022,335
Electronic-Semiconductor - 11.2%
Advanced Micro Devices, Inc.(a)	9,000	1,624,410
ASML Holding	1,000	970,470
Intel Corp.	19,000	839,230
NVIDIA Corp.	5,000	4,517,800
Qorvo, Inc.(a)	6,500	746,395
		8,698,305
Internet - 9.4%
Alphabet, Inc. - Class C(a)	38,000	5,785,880
Meta Platforms, Inc. - Class A	3,000	1,456,740
		7,242,620
Telecommunication Service - 1.1%
Verizon Communications, Inc.	20,000	839,200
Total Technology		35,510,867

Transportation - 2.4%
Airlines - 2.4%
Delta Air Lines, Inc.	20,000	957,400
Southwest Airlines Co.	30,000	875,700
		1,833,100
Total Transportation		1,833,100
TOTAL COMMON STOCKS (Cost $31,996,058)		71,386,981

MONEY MARKET FUNDS - 7.8%
Money Market Funds - 7.8%
First American Government Obligations Fund - Class X, 5.23%(c)	6,001,760	6,001,760

TOTAL MONEY MARKET FUNDS (Cost $6,001,760)		6,001,760

TOTAL INVESTMENTS - 100.2% (Cost $37,997,818)		77,388,741
Liabilities in Excess of Other Assets - (0.2)%		(152,192)
TOTAL NET ASSETS - 100.0%		$77,236,549

(a)	Non-income producing security.
(b)
As of March 31, 2024, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(c) PLC	The rate shown represents the 7-day effective yield as of March 31, 2024. Public Limited Company Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2024, the Fund’s investments in securities were classified as follows:

Monetta Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	71,386,981	–	–	71,386,981
Money Market Funds	6,001,760	–	–	6,001,760
Total Assets	77,388,741	–	–	77,388,741

For the period ended March 31, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for industry classifications.